Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Line Items]
Lease term	1 year
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Entity, percentage	20.00%
Hedge instrument percentage	80.00%
Depreciated term	20 years
Top of Range [Member]
Material Accounting Policies [Line Items]
Entity, percentage	50.00%
Hedge instrument percentage	125.00%
Depreciated term	40 years
Solar Plants [Member] | Bottom of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful life	20 years
Solar Plants [Member] | Top of Range [Member]
Material Accounting Policies [Line Items]
Estimated useful life	29 years
Anaerobic Digestion Plants [Member]
Material Accounting Policies [Line Items]
Estimated useful life	25 years
Euro Currency [Member]
Material Accounting Policies [Line Items]
Rate of exchange	1
US [Member]
Material Accounting Policies [Line Items]
Rate of exchange	1.174